                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  NOVEMBER 30

Date of reporting period: MAY 31, 2016

Item 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT May 31, 2016 (unaudited)

VANECK VECTORSTM MLP ETFs

High Income MLP ETF	YMLP

High Income Infrastructure MLP ETF	YMLI

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETF Trust are as of May 31, 2016, and are subject to change.

VANECK VECTORS MLP ETFs

(unaudited)

Dear Shareholder:

We are pleased to present this report for the two Master Limited Partnership (MLP) exchange-traded funds (ETFs) of the VanEck Vectors ETF Trust for the six month period ended May 31, 2016.

MLP ETFs Join the VanEck Vectors Family of ETFs

Following their reorganization on February 22 this year, the Yorkville High Income MLP ETF and the Yorkville High Income Infrastructure MLP ETF became the VanEck Vectors High Income MLP ETF (NYSE Arca: YMLP) and the VanEck Vectors High Income Infrastructure MLP ETF (NYSE Arca: YMLI) respectively, and joined, as two of the latest additions, to our family of ETFs.

As shareholders, you may already know that VanEck is not only an experienced sponsor of over 65 ETFs worldwide, but also an industry leader in natural resources and commodities-related investing.

VanEck Assets Under Management (Billion) as of 5/31/2016

We believe that MLPs are an important segment of the energy market. We also believe that, with their attractive yield characteristics and range of industry segments, these two MLP ETFs are a natural extension of our focus on income-oriented investing. We are excited to make this asset class available to investors.

The inclusion of these funds in our family of ETFs also marks two “firsts”. In addition to being our first MLP ETFs, the transaction that brought them into the family marks the first U.S.-listed exchange-traded fund reorganization of its kind.

Please stay in touch with us through our website (vaneck.com) on which we offer videos, email subscriptions, and blogs. Should you have any questions, please contact us at 800.826.2333 or visit vaneck.com/etfs.

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds for the six month period ending May 31, 2016. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

June 26, 2016

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

1

VANECK VECTORS MLP ETFs

(unaudited)

Management Discussion

As both funds were reorganized on February 22, 2016, neither the VanEck Vectors High Income MLP ETF nor the VanEck Vectors High Income Infrastructure MLP ETF traded as VanEck Vectors ETFs for the entire six month reporting period.

The performance of both funds was affected by the negative reaction in the market that followed several MLPs reducing their distributions.

High Income MLP

For the six months ended May 31, 2016, the VanEck Vectors High Income ETF (NYSE Arca: YMLP) lost 20.55% on a total return basis.*

The fund declined specifically as a result of its more upstream exposure to MLPs involved in the oil and gas, and coal and consumable fuels industries. While those MLPs in the gas utilities, commodity chemical, and steel industries contributed positively to performance, their positive contributions provided little counterbalance to the negative performance of the energy MLPs.

High Income Infrastructure MLP

For the six months ended May 31, 2016, the VanEck Vectors High Income Infrastructure MLP ETF (NYSE Arca: YMLI) gained 10.10% on a total return basis.*

While YMLI remains focused on the midstream segment of the MLP sector, and continues, generally, to be insulated from commodity prices on a fundamental basis, it did benefit from the uptick in oil prices during the final four months of the period.

While business fundamentals will, of course, vary for each individual midstream MLP depending on basin exposure, pipeline types (i.e., natural gas, refined products, crude oil), contract types, and counterparties, certain partnerships have been better positioned than others to withstand a “lower for longer” commodity price environment.

The majority of the MLPs in the oil and gas storage and transportation subindustry (in which the fund is predominantly invested) contributed positive performance, as did the two MLPs in the oil and gas refining and marketing subindustry. The majority of MLPs that detracted the most from performance were involved in natural gas side midstream activities.

*	Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment return and value of the shares of the funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
2

HIGH INCOME MLP ETF

PERFORMANCE COMPARISON

May 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	YMLPTR[2]
Six Months	(20.39)%	(20.55)%	(21.60)%
One Year	(53.77)%	(53.52)%	(54.79)%
Life* (annualized)	(21.39)%	(21.29)%	(20.38)%
Life* (cumulative)	(63.78)%	(63.59)%	(61.78)%
* since 3/12/2012

VanEck Vectors High Income MLP ETF and VanEck Vectors High Income Infrastructure MLP ETF (the “Funds”) are the successors to the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF pursuant to reorganizations that took place on February 22, 2016. Prior to that date, the Funds had no investment operations. Accordingly, for periods prior to that date, any Fund performance information is that of the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF.

Commencement date for the VanEck Vectors High Income MLP ETF was 3/12/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (3/12/12) to the first day of secondary market trading in shares of the Fund (3/13/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.84%

The investment management agreement between VanEck Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes (including accrued deferred tax liability) and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Solactive High Income MLP Index (YMLPTR) is a rules-based index designed to provide investors a means of tracking the performance of selected MLPs which are publicly traded on a U.S. securities exchange. To be eligible for inclusion in the Index, a company must be structured as an MLP and be classified as a “High Income” MLP.

Solactive High Income MLP Index was created and is maintained by Solactive. Solactive is a leading company in the structuring and indexing business for institutional clients. More information about the Index, including a list of constituents may be reviewed on Solactive’s website: www.solactive.com.

3

HIGH INCOME INFRASTRUCTURE MLP ETF

PERFORMANCE COMPARISON

May 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	YMLITR[2]
Six Months	11.86%	10.10%	10.21%
One Year	(23.92)%	(23.98)%	(26.30)%
Life* (annualized)	(3.53)%	(3.50)%	(1.42)%
Life* (cumulative)	(11.17)%	(11.09)%	(4.61)%
* since 2/11/2013

VanEck Vectors High Income MLP ETF and VanEck Vectors High Income Infrastructure MLP ETF (the “Funds”) are the successors to the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF pursuant to reorganizations that took place on February 22, 2016. Prior to that date, the Funds had no investment operations. Accordingly, for periods prior to that date, any Fund performance information is that of the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF.

Commencement date for the VanEck Vectors High Income Infrastructure MLP ETF was 2/11/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/11/13) to the first day of secondary market trading in shares of the Fund (2/12/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.82%

The investment management agreement between VanEck Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes (including accrued deferred tax liability) and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Solactive High Income Infrastructure MLP Index (YMLITR) is a rules-based index designed to provide investors a means of tracking the performance of selected MLPs which are publicly traded on a U.S. securities exchange. To be eligible for inclusion in the Index, a company must be structured as an MLP and be classified as an “Infrastructure” MLP.

Solactive High Income Infrastructure MLP Index was created and is maintained by Solactive. Solactive is a leading company in the structuring and indexing business for institutional clients. More information about the Index, including a list of constituents may be reviewed on Solactive’s website: www.solactive.com.

4

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2015 to May 31, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized
	Account	Account	Expense	Expenses
	Value	Value	Ratio During	Paid During
	December 1, 2015	May 31, 2016	Period(1)	the Period
High Income MLP ETF*
Actual	$1,000.00	$794.50	0.84%	$3.77
Hypothetical**	$1,000.00	$1,020.80	0.84%	$4.24
High Income Infrastructure MLP ETF*
Actual	$1,000.00	$1,101.00	0.82%	$4.31
Hypothetical**	$1,000.00	$1,020.90	0.82%	$4.14

(1)	Tax benefit/(expense) is not included in the ratio calculation.

*	Expenses are equal to each Fund’s annualized expense ratio (for the six months ended May 31, 2016) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
5

HIGH INCOME MLP ETF

SCHEDULE OF INVESTMENTS

May 31, 2016 (unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS: 99.4%
Energy: 74.2%
282,142	Alliance Holdings GP	$4,579,165
316,587	Alliance Resource Partners	4,638,000
362,593	Archrock Partners	5,174,202
291,252	Black Stone Minerals	4,476,543
285,463	Calumet Specialty Products Partners	1,250,328
162,393	CrossAmerica Partners	3,735,039
187,322	Enviva Partners	4,285,927
237,731	GasLog Partners	4,830,694
290,776	Global Partners	3,864,413
274,499	Golar LNG Partners	4,669,228
239,850	KNOT Offshore Partners	4,442,022
491,245	NGL Energy Partners	7,378,500
121,078	Sunoco	4,016,157
467,444	Transocean Partners	5,226,024
352,429	USA Compression Partners	5,363,969
		67,930,211
Number of Shares		Value

Materials: 10.4%
156,829	Ciner Resources	$4,438,261
220,896	Westlake Chemical Partners	5,078,399
		9,516,660
Utilities: 14.8%
94,287	AmeriGas Partners	4,325,888
225,515	Ferrellgas Partners	4,485,493
135,450	Suburban Propane Partners	4,681,152
		13,492,533
Total Master Limited Partnerships (Cost $112,535,930)		90,939,404
Other assets less liabilities: 0.6%		569,168
NET ASSETS: 100.0%		$91,508,572

GP—General Partner

Summary of Investments by Sector	% of Investments	Value
Energy	74.7%	$67,930,211
Materials	10.5	9,516,660
Utilities	14.8	13,492,533
	100.0%	$90,939,404

As of May 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended May 31, 2016.

See Notes to Financial Statements

6

HIGH INCOME INFRASTRUCTURE MLP ETF

SCHEDULE OF INVESTMENTS

May 31, 2016 (unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS: 98.4%
Energy: 98.4%
39,957	Antero Midstream Partners	$982,942
78,541	Columbia Pipeline Partners	1,156,909
102,549	Crestwood Equity Partners	2,213,007
37,887	DCP Midstream Partners	1,270,351
56,518	Enbridge Energy Partners	1,228,701
128,897	Energy Transfer Equity	1,629,258
34,941	Energy Transfer Partners	1,266,961
86,129	EnLink Midstream Partners	1,355,671
13,755	Equities Midstream Partners	1,036,714
31,819	Genesis Energy	1,198,622
29,916	Holly Energy Partners	992,015
50,240	Martin Midstream Partners	1,111,811
35,132	MPLX	1,120,711
24,514	NuStar Energy	1,205,353
31,983	ONEOK Partners	1,213,755
43,042	Plains All American Pipeline	995,561
118,052	Plains GP Holdings, Cl A	1,108,508
20,514	Spectra Energy Partners	921,899
63,302	Summit Midstream Partners	1,325,544
39,748	Sunoco Logistics Partners	1,091,083
56,666	Tallgrass Energy GP, Cl A	1,362,251
26,231	Tallgrass Energy Partners	1,187,215
22,518	Tesoro Logistics	1,106,760
23,783	Western Gas Partners	1,185,107
50,782	Williams Partners	1,620,961

Value

Total Master Limited Partnerships (Cost $35,179,266)	$30,887,670
Other assets less liabilities: 1.6%	494,798
NET ASSETS: 100.0%	$31,382,468

Cl—Class
GP—General Partner

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$30,887,670

As of May 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended May 31, 2016.

See Notes to Financial Statements

7

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2016 (unaudited)

	High Income MLP ETF	High Income Infrastructure MLP ETF
Assets:
Investments, at value (1)	$90,939,404	$30,887,670
Cash	14,477	—
Income Tax Receivable	621,315	520,425
Total assets	91,575,196	31,408,095

Liabilities:
Payable due to Adviser	64,012	21,515
Due to custodian	—	133
Payable for Franchise Taxes	2,612	3,979
Total liabilities	66,624	25,627
NET ASSETS	$91,508,572	$31,382,468
Shares Outstanding	3,980,000 #	2,250,000
Net Asset Value, redemption and offering price per share	$22.99	$13.95

Net Assets Consist of:
Aggregate paid in capital	$317,085,517	$45,815,847
Distributions in Excess of Net Investment Loss, Net of Deferred Taxes	(27,042,907)	(2,752,719)
Accumulated Net Realized Loss on Investments, Net of Deferred Taxes	(177,321,406)	(7,463,724)
Net Unrealized Depreciation on Investments, Net of Deferred Taxes	(21,212,632)	(4,216,936)
	$91,508,572	$31,382,468
(1) Cost of Investments	$112,535,930	$35,179,266

#	On June 29, 2016, the Fund effected a 1 for 5 reverse share split (See Note 11).

See Notes to Financial Statements

8

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2016 (unaudited)

	High Income MLP ETF	High Income Infrastructure MLP ETF
Income:
Dividends	$814,786	$—
Distributions from Master Limited Partnerships	3,960,703	1,343,138
Less: Return of Capital Distributions	(4,475,171)	(1,343,086)
Total income	300,318	52

Expenses:
Management fees	332,185	109,734
Franchise Taxes	7,667	15
Total expenses	339,852	109,749
Net investment loss, before taxes	(39,534)	(109,697)
Current income tax benefit/(expense)	—	—
Deferred income tax benefit/(expense)	—	—
Net investment loss, net of taxes	(39,534)	(109,697)

Net realized loss on:
Investments	(94,612,229)	(8,227,090)
Deferred tax benefit/(expense)	—	—
Net realized loss on investments, net of taxes	(94,612,229)	(8,227,090)

Net change in unrealized appreciation on:
Investments	68,456,778	10,665,898
Deferred tax benefit/(expense)	—	—
Net change in unrealized appreciation on investments, net of taxes	68,456,778	10,665,898
Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,194,985)	$2,329,111

The financial statements reflect the financial information of the Predecessor Funds through February 21, 2016 (See Note 1).

See Notes to Financial Statements

9

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	High Income MLP ETF		High Income Infrastructure MLP ETF
	For the Six Months Ended May 31, 2016	Year Ended November 30, 2015	For the Six Months Ended May 31, 2016	Year Ended November 30, 2015
	(unaudited)		(unaudited)
Operations:
Net investment income (loss), net of taxes	$(39,534)	$415,878	$(109,697)	$(282,375)
Net realized loss on investments, net of taxes	(94,612,229)	(88,294,806)	(8,227,090)	(1,232,894)
Net change in unrealized appreciation (depreciation) on investments, net of taxes	68,456,778	(62,159,788)	10,665,898	(18,389,196)
Net increase (decrease) in net assets resulting from operations	(26,194,985)	(150,038,716)	2,329,111	(19,904,465)

Distributions to shareholders:
Return of Capital	(5,474,500)	(27,412,000)	(1,320,000)	(3,390,000)

Share transactions:**
Proceeds from sale of shares	11,393,867	47,615,634	—	19,792,366
Cost of shares redeemed	(12,249,413)	(31,265,298)	(3,682,172)	(9,202,526)
Increase (decrease) in net assets from share transactions	(855,546)	16,350,336	(3,682,172)	10,589,840
Total decrease in net assets	(32,525,031)	(161,100,380)	(2,673,061)	(12,704,625)
Net Assets, beginning of period	124,033,603	285,133,983	34,055,529	46,760,154
Net Assets, end of period†	$91,508,572	$124,033,603	$31,382,468	$34,055,529
† Includes distributions in excess of net investment loss	$(27,042,907)	$(27,003,373)	$(2,752,719)	$(2,643,022)

**Shares of Common Stock Issued (no par value)
Shares sold	560,000 #	3,750,000 #	—	950,000
Shares redeemed	(540,000) #	(3,200,000)#	(300,000)	(550,000)
Net increase (decrease)	20,000	550,000	(300,000)	400,000

#	On June 29, 2016, the Fund effected a 1 for 5 reverse share split (See Note 11).

The financial statements reflect the financial information of the Predecessor Funds through February 21, 2016 (See Note 1).

See Notes to Financial Statements

10

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Income MLP ETF #
	For the Six								For the Period
	Months								March 12,
	Ended								2012(d) through
	May 31,		For the Years Ended November 30,						November 30,
	2016		2015		2014		2013		2012
	(unaudited)
Net asset value, beginning of period	$31.30		$74.05		$89.95		$89.35		$100.00
Income from investment operations:
Net investment income (loss)*	(0.01)		0.10		(0.18)		(0.16)		0.17
Return of capital	1.17		5.74		7.18		7.33		5.66
Net realized and unrealized loss on investments	(9.18)		(47.25)		(21.35)		(4.93	)(e)	(15.27)
Total from investment operations	(8.02)		(41.41)		(14.35)		2.24		(9.44)
Less:
Dividends from net investment income (loss)	—		—		(0.28)		—		(0.02)
Return of capital	(0.29)		(1.34)		(1.27)		(1.64)		(1.19)
Total dividends and distributions	(0.29)		(1.34)		(1.55)		(1.64)		(1.21)
Net asset value, end of period	$22.99		$31.30		$74.05		$89.95		$89.35
Total return (a)	(20.55	)%(h)	(51.42)%		(10.17)%		9.98%		(4.51	)%(h)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$91,509		$124,034		$285,134		$253,705		$89,340

Ratio of Expenses to Average Net Assets
Before income tax expense	0.84	%(f)(g)	0.85	%(g)	0.83	%(g)	0.82%		0.82	%(f)
Net income tax expense/(benefit) (b)	0.00	%(f)	(0.29)%		(2.17)%		3.83%		0.00	%(f)
Total expenses/(benefit)	0.84	%(f)	0.56%		(1.34)%		4.65%		0.82	%(f)

Ratio of Investment Income/(Loss) to Average Net Assets
Before income tax benefit/(expense)	(0.10	)%(f)	(0.10)%		(0.23)%		(0.24)%		0.25	%(f)
Tax benefit/(expense) (c)	0.00	%(f)	0.29%		0.04%		0.07%		(0.00	)%(f)
Net investment income (loss)	(0.10	)%(f)	0.19%		(0.19)%		(0.17)%		0.25	%(f)

Portfolio turnover rate (i)	54	%(h)	62%		44%		37%		2	%(h)

#	On June 29, 2016, the Fund effected a 1 for 5 reverse share split (See Note 11). Per share data has been adjusted to reflect the share split.

The financial highlights reflect the financial information of the Predecessor Funds through February 21, 2016 (See Note 1).

*	Per share data calculated using average shares method.
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Net income tax expense for the ratio calculation is derived from net investment income (loss) and realized and unrealized gains (losses).
(c)	Income tax benefit/(expense) for the ratio calculation is derived from net investment income (loss) only.
(d)	Commencement of operations.
(e)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in Net Asset Value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(f)	Annualized.
(g)	Includes franchise tax expenses. Without franchise tax expenses, the net ratio would be 0.82%.
(h)	Not annualized.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements

11

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Income Infrastructure MLP ETF
	For the Six						For the Period
	Months						February 11,
	Ended		For the Years Ended				2013(d) through
	May 31,		November 30,				November 30,
	2016		2015		2014		2013
	(unaudited)
Net asset value, beginning of period	$13.36		$21.75		$21.15		$20.00
Income from investment operations:
Net investment loss*	(0.05)		(0.10)		(0.12)		(0.09)
Return of capital	0.58		1.22		1.27		1.08
Net realized and unrealized gain (loss) on investments	0.64		(8.31)		1.01		1.15
Total from investment operations	1.17		(7.19)		2.16		2.14
Less:
Dividends from net investment income	—		—		(0.72)		—
Return of capital	(0.58)		(1.20)		(0.84)		(0.99)
Total dividends and distributions	(0.58)		(1.20)		(1.56)		(0.99)
Net asset value, end of period	$13.95		$13.36		$21.75		$21.15
Total return (a)	10.10	%(g)	(34.18)%		10.53%		11.00	%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$31,382		$34,056		$46,760		$33,841

Ratio of Expenses to Average Net Assets
Before income tax expense	0.82	%(e)	0.84	%(f)	0.84	%(f)	0.82	%(e)
Net income tax expense/(benefit) (b)	0.00	%(e)	(5.53)%		5.07%		6.10	%(e)
Total expenses/(benefit)	0.82	%(e)	(4.69)%		5.91%		6.92	%(e)

Ratio of Investment Income/(Loss) to Average Net Assets
Before income tax benefit/(expense)	(0.82	)%(e)	(0.84)%		(0.84)%		(0.82	)%(e)
Tax benefit/(expense) (c)	0.00	%(e)	0.30%		0.30%		0.29	%(e)
Net investment income (Loss)	(0.82	)%(e)	(0.54)%		(0.54)%		(0.53	)%(e)

Portfolio turnover rate (i)	42	%(g)	38%		47%		0.00	%(g)

The financial highlights reflect the financial information of the Predecessor Funds through February 21, 2016 (See Note 1).

*	Per share data calculated using average shares method.
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Net income tax expense for the ratio calculation is derived from net investment income (loss) and realized and unrealized gains (losses).
(c)	Income tax benefit/(expense) for the ratio calculation is derived from net investment income (loss) only.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Includes franchise tax expenses. Without franchise tax expenses, the net ratio would be 0.82%.
(g)	Not annualized.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements

12

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

May 31, 2016 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of May 31, 2016, offers fifty-seven investment portfolios, each of which represents a separate series of the Trust.

The financial statements herein relate to the following funds: the High Income MLP ETF and the High Income Infrastructure MLP ETF (each a “Fund”, and collectively the “Funds”). The High Income MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income MLP Index (the “Index”). The High Income Infrastructure MLP ETF seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the Solactive High Income Infrastructure MLP Index (the “Infrastructure Index”). Each Fund is classified as “non-diversified”. This means that the Funds may invest more of their assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. Each Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

On February 22, 2016, the shareholders of the Yorkville High Income MLP ETF and Yorkville High Income Infrastructure MLP ETF (the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of the Predecessor Funds, a series of VanEck Vectors ETF Trust, (b) the issuance of shares of the Fund to the shareholders of the Predecessor Funds; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization was February 22, 2016. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Funds. The financial statements and financial highlights reflect the financial information of the Predecessor Funds through February 21, 2016.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services-Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds.

A.	Return of Capital Estimates—Distributions received by the Funds generally are comprised of income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available to the Funds and other industry sources. These estimates may subsequently be revised based on information received from Master Limited Partnerships (“MLP”) after their tax reporting periods are concluded. For the period ended, May 31, 2016, the High Income MLP ETF and High Income Infrastructure MLP ETF estimated that 100% of the MLP distributions received would be treated as return of capital. However, multiple MLPs of the High Income MLP ETF own stock of C-corporations that paid dividends in the period ended May 31, 2016.

B.	Master Limited Partnerships—Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP
13

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

C.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.
14

D.	Federal and Other Income Taxes—Each Fund intends to invest primarily in MLPs, which generally are treated as qualified publicly traded partnerships for federal income tax purposes. Accordingly, the Funds do not intend to qualify, and will not qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code due to the Funds’ concentration in MLP securities, but are taxed as a regular C-corporations. As a regular C-corporation, each Fund is obligated to pay federal, state and local income tax on its taxable income. Currently the maximum marginal regular federal income tax rate for a regular C-corporation is 35% for taxable income more than $10 million. The Funds may be subject to a 20% alternative minimum tax on their federal alternative minimum taxable income to the extent that their alternative minimum tax exceeds their regular federal income tax. High Income Infrastructure MLP ETF is currently using an estimated 36% tax rate for federal, state and local tax which is composed of a 34% marginal federal tax rate and an assumed 1.851% rate attributable to state taxes (net of federal benefit). High Income MLP ETF is currently using an estimated 38% tax rate for federal, state and local tax which is composed of a 35% marginal federal tax rate and an assumed 2.561% state tax rate (net of federal benefit).

As a consequence of being taxed as a C-corporation, the Funds will be obligated to pay applicable federal and state corporate income taxes on their taxable income as opposed to most other investment companies which are not so obligated. The Funds expect that a portion of the distributions they receive from MLPs will be treated as a tax deferred return of capital, thus reducing the Funds’ current tax liabilities and increasing the Funds’ deferred tax liabilities. However, the amount of taxes currently payable by the Funds will vary depending on the amount income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Funds.

Cash distributions from MLPs to the Funds that exceed such Funds’ allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Funds’ adjusted tax basis in the equity securities of the MLP. These reductions in such Funds’ adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Funds on a subsequent sale of the securities. The Funds will accrue deferred income taxes for any future tax liabilities associated with (a) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (b) capital appreciation on their investments. Upon the sale of an MLP security, the Funds will rely to some extent on information provided by the MLPs, which is not necessarily timely, or accurate, to estimate deferred tax liabilities for purposes of financial statement reporting and determining NAV of the Funds. From time to time, the Funds will modify the estimates or assumptions related to the Funds’ deferred tax liabilities as new information becomes available.

Since the Funds will be subject to taxation on their taxable income, the NAV of the Funds’ shares will also be reduced by the accrual of any current or deferred tax liabilities. The Index and Infrastructure Index (the “Indices”) however are calculated without any adjustments for taxes. As a result, the Funds’ after tax performance could differ significantly from the Indices even if the pretax performance of the Funds and the performance of the Indices are closely correlated.

The tax expense or benefits attributable to certain components of income will be included in the Statements of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on cash distributions from the Funds’ MLP holdings), the duration of statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused. The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations.
15

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

E.	Dividends and Distributions to Shareholders—Each Fund distributes substantially all of its net investment income quarterly. All distributions are recorded on ex-dividend date. The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Funds’ operating results during the period. It is anticipated that a significant portion of their distributions will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Funds will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2016. As of May 31, 2016, the Funds’ distributions for the year ended November 30, 2015 were expected to be mostly return of capital.

F.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.82% of each Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability and extraordinary expenses.

Prior to the Reorganization, Exchange Traded Concepts, LLC (the “former Adviser”) served as the investment adviser to the Funds. Yorkville ETF Advisors, LLC (the “former Investment Sub-Adviser”) and Penserra Capital Management LLC (the “former Trading Sub-Adviser”) served as sub-advisers to the Funds.

For the services it had provided to each Fund, each Fund paid the former Adviser a fee, which was calculated daily and paid monthly, at an annual rate of 0.82% on the average daily net assets of each Fund. Under the prior Advisory Agreement, the former Adviser had agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The former Adviser had retained the former Investment Sub-Adviser to be responsible for the day-to-day management of the Funds and the former Trading Sub-Adviser to be responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the former Investment Sub-Adviser or in connection with any rebalancing or reconstitution of the Index or Infrastructure Index.

There is no Sub-Advisory Agreement as of the date of the Reorganization.

Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ “Distributor”. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Prior to the Reorganization, SEI Investments Distribution Co. served as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement.

16

Note 4—Investments—For the period ended May 31, 2016, the cost of purchases and proceeds from sales of investments other than U.S. Government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Cost of Investments Purchased	Proceeds from Investments Sold
High Income MLP ETF	$35,181,651	$52,434,579
High Income Infrastructure MLP ETF	11,833,220	16,818,700

Note 5—Income Taxes—The High Income MLP ETF and High Income Infrastructure MLP ETF income tax expense/(benefit) for the period ended May 31, 2016 consists of the following:

High Income MLP ETF	Current Expense	Deferred Expense/ (Benefit)	Total Expense/ (Benefit)
Federal	$—	$(9,140,843)	$(9,140,843)
State (net of Federal)	—	(668,401)	(668,401)
Change in valuation allowance	—	9,809,244	9,809,244
Total	$—	$—	$—

High Income Infrastructure MLP ETF	Current Expense	Deferred Expense/ (Benefit)	Total Expense/ (Benefit)
Federal	$—	$785,042	$785,042
State (net of Federal)	—	42,724	42,724
Change in valuation allowance	—	(827,766)	(827,766)
Total	$—	$—	$—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate to net investment income/(loss) and realized and unrealized gain/(loss) on investments before taxes as follows:

	For the Period Ended May 31, 2016
High Income MLP ETF	Amount	Rate
Income tax expense/(benefit)	$(9,168,245)	(35.00)%
State income tax, net of Federal benefit	(670,854)	(2.56)
Permanent differences, net	26,527	0.10
Other expense/(benefit)	3,328	0.01
Change in valuation allowance	9,809,244	37.45
Net Income Tax Expense/(Benefit)	$—	—%

	For the Period Ended May 31, 2016
High Income Infrastructure MLP ETF	Amount	Rate
Income tax expense/(benefit) at statutory rate	$791,898	34.00%
State tax benefit (net of Federal)	43,103	1.85
Permanent differences, net	(7,235)	(0.31)
Other expense/(benefit)	—	—
Change in valuation allowance	(827,766)	(35.54)
Net income tax expense/(benefit)	$—	—%
17

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Components of each Fund’s deferred tax assets and liabilities are as follows:

	For the Period Ended May 31, 2016
	High Income MLP ETF	High Income Infrastructure MLP ETF
Deferred Tax Assets:
Unrealized loss on investments	$8,670,473	$1,294,704
Capital loss carryforward	59,783,947	1,773,743
Net operating loss carryforward	8,191,370	2,428,366
Charitable contribution carryforward	14,584	1,434
AMT Credit Carryforward	27,142	17,911
Total Deferred Tax Assets	$76,687,516	$5,516,158
Valuation Allowance	(74,665,528)	(4,454,708)
Net Deferred Tax Assets	$2,021,988	$1,061,450
Deferred Tax Liabilities:
Unrealized gain on investments	$(2,021,988)	$(1,061,450)
Total Deferred Tax Liabilities	$(2,021,988)	$(1,061,450)
Net Deferred Tax Asset/(Liability)	$—	$—

The Funds review the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing the recoverability of its deferred tax assets, management considers available carrybacks, reversing temporary taxable differences, projections of future taxable income and tax planning (if any). High Income MLP ETF has recorded a valuation allowance of $74,655,528 of the net deferred tax asset and High Income Infrastructure MLP ETF has recorded a valuation allowance of $4,454,708 of the net deferred tax asset at May 31, 2016 as the Fund believes it is more-likely-than-not the asset will not be realized within the relevant carryforward periods. The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available. Since the Funds will be subject to taxation on their taxable income, the NAV of Funds shares will also be reduced by the accrual of any deferred tax liabilities. Because of the impact of deferred taxes, the Funds’ performance could differ from their underlying Index.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits.

For the Period Ended May 31, 2016
	High Income MLP ETF	High Income Infrastructure MLP ETF
Unrecognized tax benefit (beginning balance)	$—	$—
Changes for prior period positions	—	—
Current period positions	—	—
Settlements	—	—
Lapse of Statute of limitations	—	—
Unrecognized tax benefit (ending balance)	$—	$—

The Funds recognize the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. and State tax returns filed or expected to be filed since inception of the Funds. The Funds’ tax years are open for examination by U.S. and state tax authorities for all periods. The High Income Infrastructure MLP ETF is currently under IRS examination for the tax year ended November 30, 2014. The Funds are not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next 12 months. As of May 31, 2016, High Income MLP ETF and High Income Infrastructure MLP ETF had the following expiring net operating losses:

18

Fund	Origination	Amount	Expiration
High Income MLP ETF	11/30/2012	$454,275	11/30/2032
	11/30/2013	695,798	11/30/2033
	11/30/2014	770,077	11/30/2034
	11/30/2015	13,347,496	11/30/2035
	11/30/2016	6,540,532	11/30/2036
		$21,808,178

Fund	Origination	Amount	Expiration
High Income Infrastructure MLP ETF	11/30/2015	$2,285,237	11/30/2035
	11/30/2016	4,488,259	11/30/2036
		$6,773,496

As of May 31, 2016, High Income MLP ETF and High Income Infrastructure MLP ETF had the following expiring capital loss carryforward:

Fund	Origination	Amount	Expiration
High Income MLP ETF	11/30/2015	$69,692,287	11/30/2020
	11/30/2016	89,472,663	11/30/2021
		$159,164,950

Fund	Origination	Amount	Expiration
High Income Infrastructure MLP ETF	11/30/2016	$4,947,540	11/30/2021

The Funds’ net deferred tax liability and deferred income tax expense includes any prior year’s return to provision adjustments. Prior year’s income tax provision was based on estimates and information available at the time of the balance sheet date.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2016, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
High Income MLP ETF	$108,639,903	$4,520,446	$(22,220,945)	$(17,700,499)
High Income Infrastructure MLP ETF	31,538,291	2,960,727	(3,611,348)	(650,621)

The difference between cost amounts for financial statement purposes is due primarily to the recognition of pass-through income from the Funds’ investments in MLP interests.

Note 6—Capital Share Transactions—As of May 31, 2016, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, or multiples thereof, as follows:

Creation Units
High Income MLP ETF	50,000
High Income Infrastructure MLP ETF	50,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended May 31, 2016, the Funds had in-kind contributions and redemptions as follows:

	In-Kind Contributions	In-Kind Redemptions
High Income MLP ETF	$11,347,400	$—
High Income Infrastructure MLP ETF	—	—
19

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration of Risk—The Funds’ assets will be concentrated in an industry or group of industries to the extent that the Index or Infrastructure Index concentrates in a particular industry or group of industries. By concentrating their assets in a particular industry or group of industries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Funds to a greater extent than if the Funds’ net assets were invested in a wider variety of industries.

Under normal circumstances, each Fund intends to invest at least 80% of its net assets in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Funds is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees. These Funds have adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds are included in “Management fees.”

Note 9—Bank Line of Credit—Effective May 2, 2016, the Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2016, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of May 31, 2016
High Income MLP ETF	17	$529,272	1.77%	$—
High Income Infrastructure MLP ETF	16	369,534	1.77	—

Note 10—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended May 31, 2016, there were no offsets to custodian fees.

Note 11—Subsequent Events—The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Effective June 29, 2016, the VanEck Vectors High Income MLP ETF executed a reverse share split for shareholders of record before the open of markets on June 29, 2016. The effect of this transaction was to divide the number of outstanding shares of the Fund by a ratio of one-for-five, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

20

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

May 31, 2016 (unaudited)

At a meeting held on March 2, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck VectorsTM ETF Trust (the “Trust”) (formerly Market Vectors ETF Trust), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Vectors High Income MLP ETF (formerly Market Vectors High Income MLP ETF) and VanEck Vectors High Income Infrastructure MLP ETF (formerly Market Vectors High Income Infrastructure MLP ETF) (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with the Adviser at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. In evaluating the terms of the Investment Management Agreement and the proposal for each Fund to adopt a unitary fee structure, the Trustees considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of each Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding interest expense, offering costs, trading expenses, taxes, accrued deferred tax liability and extraordinary expenses).

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to each Fund, including any it may receive from providing administrative services to each Fund and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

21

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	MLPSAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)
       under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date August 3, 2016
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date August 3, 2016
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date August 3, 2016
     ---------------